Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Disclosure of detailed information about property, plant and equipment [text block]
Property, plant and equipment movements are detailed as follows:

	Land, buildings and construction	Machinery and equipment	Bottles and containers	Other Equipment	Assets under contruction	Furniture, accessories and vehicles	Under production vines	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
As of January 1, 2019
Historic cost	679,853,030	551,888,633	180,757,354	143,550,263	97,428,207	80,841,052	30,862,740	1,765,181,279
Accumulated depreciation	(195,241,389)	(306,443,476)	(93,592,548)	(91,328,126)	-	(55,200,563)	(14,428,606)	(756,234,708)
Book Value	484,611,641	245,445,157	87,164,806	52,222,137	97,428,207	25,640,489	16,434,134	1,008,946,571

As of December 31, 2019
Additions	-	-	-	-	131,852,714	-	-	131,852,714
Additions of historic cost by business combination	8,271,085	2,605,523	2,672	-	-	-	-	10,879,280
Additions of accumulated depreciation by business combination	(5,168)	(14,806)	(838)	-	-	-	-	(20,812)
Transfers	41,029,751	29,954,266	19,737,192	18,915,984	(117,631,917)	7,304,360	2,413,894	1,723,530
Conversion effect historic cost	(11,615,913)	(18,521,702)	(18,784,647)	(5,216,819)	(1,119,515)	(285,545)	(244,966)	(55,789,107)
Write off (cost)	(916,048)	(1,686,432)	(5,447,699)	(19,566,224)	-	(18,177,535)	-	(45,793,938)
Write off (depreciation)	772,278	1,250,400	4,464,153	19,540,873	-	18,095,047	-	44,122,751
Capitalized interests	-	-	-	-	909,256	-	-	909,256
Depreciation	(19,241,330)	(30,888,633)	(23,542,865)	(15,756,612)	-	(6,397,530)	(1,132,431)	(96,959,401)
Conversion effect depreciation	399,539	2,043,578	5,068,567	1,712,436	-	509,072	-	9,733,192
Others increase (decreased) (1)	13,678,084	24,772,155	15,358,642	3,240,126	5,731,215	269,597	273,374	63,323,193
Divestitures (cost)	(1,861)	(40,001)	(405,192)	(5,835,237)	(583,270)	(8,872)	(428,543)	(7,302,976)
Divestitures (depreciation)	1,609	2,064	336,276	5,758,846	-	6,986	-	6,105,781
Changes	32,372,026	9,476,412	(3,213,739)	2,793,373	19,158,483	1,315,580	881,328	62,783,463
Book Value	516,983,667	254,921,569	83,951,067	55,015,510	116,586,690	26,956,069	17,315,462	1,071,730,034

As of December 31, 2019
Historic cost	731,878,806	589,477,457	190,100,694	133,582,436	116,586,690	70,566,940	31,942,579	1,864,135,602
Accumulated depreciation	(214,895,139)	(334,555,888)	(106,149,627)	(78,566,926)	-	(43,610,871)	(14,627,117)	(792,405,568)
Book Value	516,983,667	254,921,569	83,951,067	55,015,510	116,586,690	26,956,069	17,315,462	1,071,730,034

As of December 31, 2020
Additions	-	-	-	-	128,547,688	-	-	128,547,688
Additions by business combinations	1,987,806	31,370	5,491	-	-	5,320	706,387	2,736,374
Transfers	31,930,605	35,959,489	15,675,921	10,261,708	(101,990,034)	4,587,689	3,617,533	42,911
Conversion effect historic cost	(18,274,583)	(24,672,022)	(20,800,016)	(7,547,615)	(4,778,159)	(831,094)	(258,686)	(77,162,175)
Write off (cost)	(1,618,648)	(7,408,733)	(2,632,730)	(6,909,303)	-	(1,165,852)	-	(19,735,266)
Write off (depreciation)	1,610,774	7,065,230	2,635,188	6,408,229	-	1,047,262	-	18,766,683
Capitalized interests	-	-	-	-	1,087,157	-	-	1,087,157
Depreciation	(21,669,111)	(30,783,333)	(23,167,195)	(17,320,702)	-	(6,520,948)	(1,234,911)	(100,696,200)
Conversion effect depreciation	1,120,407	5,514,676	6,431,381	3,365,384	-	515,633	-	16,947,481
Others increase (decreased) (1)	9,794,697	16,680,477	11,294,693	3,405,872	1,441,195	305,613	(33,733)	42,888,814
Divestitures (cost)	(13,856)	(7,958)	(316,601)	(323,260)	-	(52,146)	-	(713,821)
Divestitures (depreciation)	8,537	7,595	327,805	293,534	-	66,733	-	704,204
Impairment of the year (2)	(2,628,004)	-	-	-	-	-	-	(2,628,004)
Changes	2,248,624	2,386,791	(10,546,063)	(8,366,153)	24,307,847	(2,041,790)	2,796,590	10,785,846
Book Value	519,232,291	257,308,360	73,405,004	46,649,357	140,894,537	24,914,279	20,112,052	1,082,515,880

As of December 31, 2020
Historic cost	752,373,292	609,239,605	191,812,594	131,488,537	140,894,537	72,886,303	35,817,543	1,934,512,411
Accumulated depreciation	(233,141,001)	(351,931,245)	(118,407,590)	(84,839,180)	-	(47,972,024)	(15,705,491)	(851,996,531)
Book Value	519,232,291	257,308,360	73,405,004	46,649,357	140,894,537	24,914,279	20,112,052	1,082,515,880
(1)

Corresponds to the financial effect of the application IAS 29 "Financial reporting in hyperinflationary economies”.
(2)

See
Note 32 - Other Gain (Losses)

Disclosure Land Balances [Text Block]	The balance of the land at the end of each year is as follows:
	As of December 31, 2020	As of December 31, 2019
	ThCh$	ThCh$
Land	263,887,611	265,724,058
Total	263,887,611	265,724,058

Disclosure Of Detailed Information About Depreciation Recognised In Other Components Of Financial Statements [Text Block]
The depreciation for the year ended as of December 31, 2020 and 2019, recognized in net incomes and other assets is as follows:

	As of December 31, 2020	As of December 31, 2019
	ThCh$	ThCh$
Recognized in net incomes (*)	99,803,814	95,453,146
Recognized in others assets	892,386	1,506,255
Total	100,696,200	96,959,401
(*) Includes ThCh $ 1,627,791 (ThCh $ 767,725 in 2019) of depreciation of agricultural assets (barrels), related to the cost of selling wine.